SHAREHOLDERS' EQUITY (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
SHAREHOLDERS' EQUITY
Schedule of stock options and warrants outstanding

The following vested stock options and warrants were outstanding at December 31, 2021, exercisable into ADSs:

	ADSs	Exercise Price	Year of maturity
Warrants held by 2020 noteholders	29,388	$49.75	2026
Warrants held by Investor	99,074	$49.75	2026
Options held by former Cellect optionholders	5,746	636.75	2022
Warrants held by former Cellect warrantholders	8,820	$137.50	2022-2024
Total	143,028
1)	The options held by former Cellect optionholders fully vested at the closing of the Merger and expire between January and October 2022. The incremental fair value of the stock options at the closing of the Merger was not significant. The options were issued under the Cellect Ltd. Employee Shares Incentive Plan (the “2014 Plan”). The 2014 Plan was amended and restated and initial grants were made to Company officers and directors, approved at the Company Annual General Meeting held on April 12, 2022. See Note 17.

	ADSs	Exercise Price
Series A warrants (1)	533,274	$49.75
Series B warrants (1)	533,274	$49.75
Series C warrants (1)	191,174	$49.75
Total	1,257,722
(1)	The Company expects to issue each of 191,174 additional Series A and Series B Warrants to the Investor upon exercise of the Series C Warrant, which are assumed to be exercised and, therefore, are included in the totals of the Series A and B warrants in the table above.

		Exercise	Year of
	ADSs	Price	maturity
Warrants held by 2020 noteholders	6,348	$0	2027
Warrants held by former Cellect warrant holders	8,820	$137.5	2024
Total	15,168

Summary of warrant activities

		Weighted
	ADSs	Average
	Underlying	Exercise Price
	Warrants	Per Share
Outstanding at December 31, 2021	137,282	$55.39
Granted	5,385,374	11.21
Terminated	(232,349)	49.75
Exercised – Cashless and Pre Funded Warrants	(1,921,487)	—
Outstanding and exercisable at September 30, 2022	3,368,820	$5.35